Parent company only condensed financial information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities.	¥ (294,588)	$ (46,228)	¥ (107,498)	¥ (200,837)
Purchases of intangible assets, property and equipment	(3,142)	(493)	(4,131)	(16,366)
Net cash used in investing activities	36,509	5,729	(91,265)	(47,457)
Proceeds from employees exercising stock options	4	1	120	10,017
Share repurchase				(134,616)
Purchase of noncontrolling interests				(3,435)
Net cash provided by/(used in) financing activities	23,380	3,669	98,597	(198,034)
Parent company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities.	(28,745)	(4,511)	(71,787)	(9,120)
Purchases of intangible assets, property and equipment			(1,260)
Investments and loans extended to subsidiaries and V I E s			(65,907)	(268,198)
Repayment of loans by subsidiaries	25,094	3,938
Net cash used in investing activities	25,094	3,938	(67,167)	(268,198)
Proceeds from employees exercising stock options	4	1	120	10,017
Share repurchase				(134,616)
Purchase of noncontrolling interests				(3,435)
Net cash provided by/(used in) financing activities	¥ 4	$ 1	¥ 120	¥ (128,034)